Cover	Nov. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Ness Ziona
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	7414003
City Area Code	+972
Local Phone Number	723942377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false